SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 29 - SUBSEQUENT EVENTS

On March 6, 2023, the Company retained the services of Mr. Christopher R. Riley as it’s Chief Financial Officer. Mr. Riley will receive both cash and options for his services.

On April 19, 2023, the company issued 750,000 shares in fulfilment of his 2022 contract.

Subsequent events have been evaluated through May 1, 2023, the date these financial statements were available to be released and noted no other events requiring disclosure.